Trade Receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables [abstract]
Trade receivables, gross amount	$ 5,654	$ 43,207
Less: Allowance for expected credit losses under IFRS 9 or credit losses under IAS 39	(311)	(8,948)	$ (58,488)
Trade receivables, net amount	$ 5,343	$ 34,259